Shareholders' Equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period			$ 5,695.3
Exercise of stock options			2.9	$ 5.2
Dividend reinvestment plan	$ 6.9	$ 9.7	14.5	$ 21.8
Balance at the ending period	$ 5,713.6		$ 5,713.6		$ 5,695.3
Common shares
Shareholders' equity
Shares issued	192,055,603		192,055,603
Shares, par value (dollars per share)	$ 0		$ 0
Preferred shares
Shareholders' equity
Shares issued	0		0
Share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period			191,892,691	191,334,392	191,334,392
Exercise of stock options			61,000		148,295
Vesting of restricted share units					49,919
Dividend reinvestment plan			101,912		360,085
Number of shares outstanding at end of period	192,055,603		192,055,603		191,892,691
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period			$ 5,695.3	$ 5,628.5	$ 5,628.5
Exercise of stock options			3.8	6.7	12.2
Vesting of restricted share units					6.4
Dividend reinvestment plan			14.5	$ 21.8	48.2
Balance at the ending period	$ 5,713.6		$ 5,713.6		$ 5,695.3